Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Finance Costs
Interest expense (Note 5)	$ 3,372	$ 4,317
Amortization of deferred financing fees	236	268
Commitment fees (Note 5)	360	0
Other	31	6
Total	$ 3,999	$ 4,591